Information concerning the Group's Consolidated Operations	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Information concerning the Group's Consolidated Operations

Note 3. Information concerning the Group’s Consolidated Operations

3.1 Revenues and other income

Accounting policies

Collaboration agreements and licenses

We enter into research and development collaboration agreements that may consist of non-refundable upfront payments, payments for the sale of rights to technology, milestone payments, royalties and research and development cost reimbursements. In addition, we license our technology to third parties, which may be part of the research and development collaboration agreements.

Non-refundable upfront payments are deferred and recognized as revenue over the period of the collaboration agreement. Sales of technology pursuant to non-cancelable, non-refundable fixed-fee arrangements are recognized when such technology is delivered to the co-contracting party and our exclusive rights to access the technology have stopped.

Milestone payments represent amounts received from our collaborators, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. We recognize milestone payments when the triggering event has occurred, there are no further contingencies or services to be provided with respect to that event, and the co-contracting party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.

Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting parties. As we have no products approved for sale, we have not received any royalty revenue to date. Royalty revenues, if earned, will be recognized on an accrual basis in accordance with the terms of the collaboration agreement when sales can be determined reliably and there is reasonable assurance that the receivables from outstanding royalties will be collected.

Research and development costs reimbursements are recognized with respect to the policy described in section “Sales of products and services” below.

Revenues from technology licenses are recognized ratably over the period of the license agreements.

Sales of products and services

Revenues on sales of products and services are recognized when significant risks and rewards of ownership have been transferred to the customer. We also offer research services, which are recognized as revenues when the services are rendered, either on a time and materials basis, or ratably over the contract period for fixed payment arrangements.

Research Tax Credit

The main Research Tax Credit that we benefit is the Crédit d’Impôt Recherche, or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is repaid in cash to the entity by the authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, immediate payment of the Research Tax Credit can be requested. Cellectis S.A. and its French subsidiaries, when they existed, meet such criteria.

We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Details of revenues and other income

Revenues by country of origin and other income

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
From France	55,816	44,409	24,680
From USA	49	399	508

Revenues	55,864	44,808	25,188

Research tax credit	5,591	10,038	8,327
Subsidies and other	1,110	1,599	201

Other income	6,701	11,637	8,528

Total revenues and other income	62,565	56,444	33,715

For the years ended December 31, 2017, 2016 and 2015, the revenue from France was generated by Cellectis S.A.

For the years ended December 31, 2017, 2016 and 2015, the revenue from USA was generated by Calyxt Inc.

Revenues by nature

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Recognition of previously deferred upfront payments	23,864	20,856	14,875
Other revenues	29,716	21,035	7,945

Collaboration agreements	53,580	41,891	22,821

Licenses	2,236	2,771	2,270
Products & services	48	145	97

Total revenues	55,864	44,808	25,188

Revenues are primarily generated by therapeutics activities, which is mainly attributable to our entering into two major collaboration agreements signed with Pfizer Inc. and Les Laboratoires Servier during 2014. The revenues of plants activities are generated by technology licenses and amounted to $49 thousand, $0.6 million and $0.5 million for years ended December 31, 2015, 2016 and 2017, respectively.

Entity-wide disclosures:

In 2017, two clients represent more than 10% of the total revenue: Client A with 11% and Client B with 69%.

In 2016, two clients represent more than 10% of the total revenue: Client A with 37% and Client B with 57%.

In 2015, three clients represent more than 10% of the total revenue: Client A with 49% and Client B with 47%.

3.2 Operating expenses

Accounting policies

Royalty expenses corresponds to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents or on fixed annual royalties.

Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.

Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.

We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.

Details of operating expenses by nature

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Royalty expenses	(2,746)	(1,777)	(2,620)

	For the year ended December 31,
Research and development expenses	2015	2016	2017

	$ in thousands
Wages and salaries	(10,151)	(11,924)	(12,986)
Social charges on free shares and stock option grants	(8,626)	(3,851)	(1,088)
Non-cash stock based compensation expense	(20,563)	(33,207)	(23,832)

Personnel expenses	(39,341)	(48,982)	(37,906)

Purchases and external expenses	(16,920)	(27,720)	(38,458)
Other	(1,893)	(1,756)	(2,863)

Total research and development expenses	(58,154)	(78,458)	(79,227)

	For the year ended December 31,
Selling, general and administrative expenses	2015	2016	2017
	$ in thousands
Wages and salaries	(3,959)	(4,978)	(7,019)
Social charges on free shares and stock option grants	(4,937)	(3,130)	(881)
Non-cash stock based compensation expense	(12,839)	(25,415)	(26,586)

Personnel expenses	(21,735)	(33,523)	(34,486)

Purchases and external expenses	(6,765)	(8,854)	(9,138)
Other	(1,723)	(1,035)	(1,126)

Total selling, general and administrative expenses	(30,223)	(43,413)	(44,750)

	For the year ended December 31,
Personnel expenses	2015	2016	2017

	$ in thousands
Wages and salaries	(14,110)	(16,902)	(20,005)
Social charges on free shares and stock option grants	(13,564)	(6,981)	(1,969)
Non-cash stock based compensation expense	(33,402)	(58,622)	(50,418)

Total personnel expenses	(61,076)	(82,505)	(72,392)

3.3 Financial income and expenses

Accounting policies

Financial income and financial expense include, in particular, the following:

•	Interest income from savings account and fixed term bank deposits;

•	Interest expense from financial leases;

•	Foreign exchange gain (loss) from transactions in foreign currencies;

•	Other financial income and expenses, mainly derived from fair value adjustments related to our financial assets and derivative instruments.

Details of financial income and expenses

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Interest income	1,094	1,630	1,974
Foreign exchange gain	9,094	4,832	1,185
Other financial income	65	689	4,102

Total financial income	10,253	7,147	7,262

Interest expenses	(1)	—	—
Interest expenses for finance lease	(23)	(7)	(4)
Foreign exchange loss	(1,846)	(4,201)	(17,734)
Other financial expenses	(6)	(2,895)	(556)

Total financial expenses	(1,876)	(7,101)	(18,294)

Total	8,378	46	(11,032)

The decrease in financial income and expenses between 2016 and 2017 of $11.1 million was mainly attributable to the increase in net foreign exchange loss ($17.2 million), partly offset by the increase of foreign exchange derivatives fair value adjustment ($5.8 million), the increase in interest income ($0.3 million) and other immaterial variances.

3.4 Income tax

Accounting policies

Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. We have not recorded deferred tax assets or liabilities in the statements of financial position.

Tax proof

	For the year ended December 31,
	2015	2016	2017
	$ in thousands
Income (loss) before taxes from continuing operations	(22,606)	(67,255)	(103,683)
Theoretical group tax rate	34.43%	34.43%	34.43%

Theoretical tax benefit (expense)	7,783	23,156	35,698

Increase/decrease in tax benefit arising from:
Permanent differences	6,426	124	293
Research tax credit	1,926	3,082	2,926
Share-based compensation & other IFRS adjustments	(11,500)	(20,184)	(8,297)
Non recognition of deferred tax assets related to tax losses and temporary differences	(4,627)	(6,158)	(30,713)
Other differences	(9)	(20)	92

Effective tax expense	—	—	—

Effective tax rate	0.00%	0.00%	0.00%

The Tax Cuts and Jobs Act

On December 22, 2017 the President of the United States signed legislation commonly known as the Tax Cuts and Jobs Act (“the Act”) into law. We outline the impact the Act has on our US subsidiaries’ tax obligations and its deferred tax assets and liabilities. Since their inception, our US subsidiaries have had losses and they expect to continue to have losses in the future. As a result, our US subsidiaries to date have not had taxable income. The deferred income tax assets and liabilities are recognized for the differences between the financial statement and income tax reporting basis of assets and liabilities based on currently enacted rates and laws. Historically, our US subsidiaries used the applicable Federal statutory rate of 34% to estimate the benefit of the deferred tax asset. As of December 31, 2017, they use a lower rate of 21% passed in the Act.

We provide for a valuation allowance when it is more likely than not that our U.S. subsidiaries will not realize a portion of the deferred tax assets. Historically we have established a full valuation allowance for deferred tax assets due to the uncertainty that enough taxable income will be generated in the taxing jurisdiction to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. Going forward, with the lower tax rate enacted in the Act, the ability to utilize the deferred tax asset becomes even less probable. We do not expect changes to the rules regarding net operating losses under the Act to have a material impact on our financial statements for the year ended December 31, 2017, as all net deferred tax assets are fully reserved.

Deferred tax assets and liabilities

	As of December 31,
	2015	2016	2017
	$ in thousands
Credits and net operating loss carryforwards	37,719	41,985	51,640
Pension commitments	164	193	548
Leases	(126)	(54)	(12)
Impairment of assets	16	14	10
Other	284	894	604
Valuation allowance on deferred tax assets	(38,057)	(43,032)	(52,790)

Total	—	—	—

We have tax loss carryforwards for the French entity of the Group totaling $36.1 million as of December 31, 2017. They amounted to $30.1 million as of December 31, 2016 and $29.7 million as of December 31, 2015. Such carryforwards can be offset against future taxable profit within a limit of $1.0 million per year, plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.

The tax loss carry forwards for the U.S. entities of the Group totaled $15.5 million as of December 31, 2017, $11.9 million as of December 31, 2016 and $8.0 million as of December 31, 2015. As tax loss carry forwards and R&D tax credit were generated before January 1, 2018, they will expire 20 years after they are generated.

3.5 Reportable segments

Accounting policies

Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.

Cellectis’ CODM is composed of:

•	The Chairman and Chief Executive Officer;

•	The Chief Operating Officer;

•	The Executive Vice President Technical Operations;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The Vice President Business Development;

•	The General Counsel;

•	The Senior Vice President Research and Development and Chief Medical Officer;

•	The Chief Regulatory & Compliance Officer; and

•	The Chief Executive Officer of Calyxt, Inc.

We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•	Therapeutics: This segment is focused on the development (i) of products in the field of immuno-oncology and (ii) of novel therapies outside immuno-oncology to treat other human diseases. This approach is based on our gene editing and Chimeric Antigen Receptors (“CARs”) technologies. All these activities are supported by Cellectis S.A. and Cellectis, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•	Plants: This segment is focused on creating healthier specialty food ingredients and agriculturally advantageous food crops through the use of gene editing technology for plants. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, Inc., which is currently based in New Brighton, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.

With respect to corporate general and administrative expenses, Cellectis S.A. provides Calyxt, Inc. with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology pursuant to a management agreement. Under the management agreement, Cellectis S.A. charges Calyxt, Inc. in euros at cost plus a mark-up ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the 12-month Euribor plus 5% per annum.

The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.

Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Royalties and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.

Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes Non-cash stock based compensation expense—a non-cash expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.

The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.

Details of key performance indicators by reportable segment

	For the year ended December 31, 2015			For the year ended December 31, 2016			For the year ended December 31, 2017
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
Segment revenues and other income (1)	49	65,159	65,208	716	59,458	60,173	914	35,584	36,498
Inter-segment revenues (1)	—	(2,643)	(2,643)	(130)	(3,599)	(3,729)	(167)	(2,615)	(2,782)

External revenues and other income	49	62,516	62,565	585	55,859	56,444	747	32,969	33,715

Research and development expenses	(2,874)	(55,280)	(58,154)	(4,112)	(74,345)	(78,458)	(6,057)	(73,170)	(79,227)
Selling, general and administrative expenses	(1,834)	(28,390)	(30,223)	(4,809)	(38,603)	(43,413)	(13,143)	(31,607)	(44,750)
Royalties and other operating income and expenses	(272)	(4,899)	(5,171)	(474)	(1,402)	(1,876)	(384)	(2,005)	(2,389)

Total operating expenses	(4,980)	(88,569)	(93,549)	(9,395)	(114,351)	(123,746)	(19,584)	(106,782)	(126,366)

Operating income (loss) before tax	(4,931)	(26,053)	(30,984)	(8,810)	(58,492)	(67,302)	(18,837)	(73,813)	(92,650)

Financial gain (loss)	259	8,119	8,378	87	(41)	46	—	(11,033)	(11,032)

Net income (loss)	(4,672)	(17,934)	(22,606)	(8,722)	(58,533)	(67,255)	(18,837)	(84,846)	(103,683)

Non controlling interests	—	(190)	(190)	—	—	—	4,315	—	4,315

Net income (loss) attributable to shareholders of Cellectis	(4,672)	(18,124)	(22,796)	(8,722)	(58,533)	(67,255)	(14,522)	(84,846)	(99,368)

Adjustment of share-based compensation attributable to shareholders of Cellectis	789	32,613	33,402	1,098	57,524	58,622	5,957	42,968	48,925

Adjusted net income (loss) attributable to shareholders of Cellectis	(3,883)	14,489	10,606	(7,625)	(1,009)	(8,633)	(8,565)	(41,877)	(50,442)

Depreciation and amortization	(99)	(1,838)	(1,937)	(345)	(1,866)	(2,211)	(551)	(2,820)	(3,371)
Additions to tangible and intangible assets	526	3,886	4,413	10,410	4,164	14,573	792	1,849	2,642
Impairment of tangible assets	—	—	—	—	—	—	—	(798)	(798)

(1)	Intersegment revenues and other income of Therapeutics segment for 2015 as disclosed in prior years amounted to €0.8 million, or $0.9 million. In this statement, Intersegment revenues and other income of Therapeutics segment for 2015 amount to $2.6 million and comprise both management fees and direct costs reinvoicing. The counterpart of this change is the line Segment revenues and other income. It has no impact on External revenues of Therapeutics segment.

Reconciliation of Plant result of operations

Since Calyxt, Inc., the agricultural biotechnology subsidiary of Cellectis, is a U.S. entity, its financial statements have been prepared in accordance with U.S. GAAP. However, the Plant segment operations, as previously described, have been prepared in accordance with IFRS. The tables below present a reconciliation of the main figures of results of operations for our Plant segment with Calyxt stand-alone financial statements.

Reconciliation of Plant Segment result of operations for the year ended December 31, 2017

$ in thousands	For the full year ended December 31, 2017
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation (1)	Cellectis and Calyxt equity award IFRS/US GAAP difference : Non cash stock-based compensation (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	747	—	—	167	(405)	(1)	508

Research and development expenses	(6,057)	1,134	(6,086)	—	(563)	16	(11,556)
Selling, general and administrative expenses	(13,143)	6,316	(6,006)	(2,501)	436	157	(14,741)
Royalties and other operating income and expenses	(384)	—	—	(114)	504	(7)	—

Total operating expenses	(19,584)	7,450	(12,092)	(2,615)	378	166	(26,297)

Operating income (loss) before tax	(18,837)	7,450	(12,092)	(2,448)	(27)	165	(25,789)

Financial gain (loss)	—	—	—	(1)	27	(218)	(191)

Net income (loss)	(18,837)	7,450	(12,092)	(2,449)	—	(53)	(25,980)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2016

$ in thousands	For the year ended December 31, 2016
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation	Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	585	—	—	131	(317)	—	399

Research and development expenses	(4,112)	477	(928)	—	(1,058)	(17)	(5,638)
Selling, general and administrative expenses	(4,809)	621	(20)	(3,443)	945	37	(6,670)
Royalties and other operating income and expenses	(474)	—	—	(155)	430	(1)	(200)

Total operating expenses	(9,395)	1,098	(948)	(3,598)	317	19	(12,508)

Operating income (loss) before tax	(8,810)	1,098	(948)	(3,468)	—	19	(12,109)

Financial gain (loss)	87	—	—	(64)	—	(1)	23

Net income (loss)	(8,722)	1,098	(948)	(3,532)	—	18	(12,086)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2015

$ in thousands	For the year ended December 31, 2015
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation	Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	49	—	—	72	(72)	1,223	1,272

Research and development expenses	(2,874)	384	(583)	—	8	298	(2,766)
Selling, general and administrative expenses	(1,834)	405	(109)	(2,568)	535	—	(3,569)
Royalties and other operating income and expenses	(272)	—	—	(75)	(403)	(1)	(751)

Total operating expenses	(4,980)	789	(692)	(2,643)	141	297	(7,086)

Operating income (loss) before tax	(4,931)	789	(692)	(2,571)	69	1,521	(5,814)

Financial gain (loss)	259	—	—	(261)	(69)	(4)	(75)

Net income (loss)	(4,672)	789	(692)	(2,832)	—	1,517	(5,889)

(1)	Calyxt equity award plan: In IFRS, the Calyxt equity award plan non-cash stock based compensation is recorded for stock options and other equity compensation plan awards issued by all entities of the consolidated group. The grant-date fair value of share warrants, employee warrants, stock options and free shares granted to employees is recognized as a payroll expense over the vesting period. In U.S. GAAP, the expenses related to the stock options granted in 2014, 2015 and 2016 under the Calyxt, Inc. Equity Incentive Existing Plan and in 2017 under the Omnibus Plan are only incurred upon a triggering event or Initial Public Offering of the Calyxt, Inc., as defined by the plan. Accordingly, with the completion of the IPO on July 25, 2017, we recognized a Plant segment compensation expense of $7.5 million in the year ended December 31, 2017 for stock options and other equity compensation plan awards granted under the plans for which vesting related to the IPO. The stock options issued under the plans had an exercise price equal to the estimated fair value of the stock at the grant date for the Omnibus Plan and the IPO date for the Existing Plan.

Cellectis equity award: Since 2016, Cellectis allocates share-based compensation to the share-related entity (rather than the entity related to the employee that benefited from such compensation), considering that the share-based compensation is an expense linked to such entity’s performance. Consequently, in the segment disclosure, all share-based compensation based on Cellectis shares have been charged in the Therapeutics segment, even if some Calyxt employees are included in a Cellectis stock-option plan. However, the Cellectis equity award plan non-cash stock based compensation expenses related to Cellectis stock-option plans have been recorded in the Calyxt stand-alone financial statements prepared under U.S. GAAP.
(2)	Intersegment transactions primarily relate to management fees invoiced by Cellectis to Calyxt. Intersegment transactions are eliminated in the consolidated financial statements as well as in Cellectis’ presentation of key performance indicators by reportable segment. However, intersegment transactions are included in Calyxt’s stand-alone financial metrics.
(3)	Reclassifications relate to expenses, which are classified differently under IFRS for Cellectis’ consolidated financials and U.S. GAAP for Calyxt’s stand-alone financial statements.
(4)	Other principally reflects adjustments recorded in the Calyxt stand-alone financial statements, which are immaterial when considered by Cellectis on a consolidated basis for purposes of the Cellectis consolidated financial statements. Note that this category includes (i) in 2017, the restatement of Calyxt’s sale and lease back transaction with respect to its Roseville, Minnesota property, which is recorded as a finance lease in US GAAP and an operating lease under IFRS and (ii) in 2015, the restatement of stand-alone financial statement related to previous years’ revenue recognition.